Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Grant Timing. Since 2021, the Organization and Compensation Committee has generally approved our annual equity grants in the first quarter of a new fiscal year. This grant timing allows for consideration of full-year financial results for the most recently completed fiscal year prior to making the grants. The fiscal 2024 equity awards were granted in February 2024. We do not time the granting of equity awards with any favorable or unfavorable news released by the Company. We do not take material nonpublic information into account when determining the timing and terms of equity awards or for the purpose of affecting the value of executive compensation. Proximity of any awards to an earnings announcement or other market events is coincidental. In the event material nonpublic information were to become known to the Organization and Compensation Committee before the grant of an equity award, the Organization and Compensation Committee would consider the information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety.

Award Timing Method	Since 2021, the Organization and Compensation Committee has generally approved our annual equity grants in the first quarter of a new fiscal year. This grant timing allows for consideration of full-year financial results for the most recently completed fiscal year prior to making the grants. The fiscal 2024 equity awards were granted in February 2024. We do not time the granting of equity awards with any favorable or unfavorable news released by the Company.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not time the granting of equity awards with any favorable or unfavorable news released by the Company. We do not take material nonpublic information into account when determining the timing and terms of equity awards or for the purpose of affecting the value of executive compensation. Proximity of any awards to an earnings announcement or other market events is coincidental. In the event material nonpublic information were to become known to the Organization and Compensation Committee before the grant of an equity award, the Organization and Compensation Committee would consider the information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety.
MNPI Disclosure Timed for Compensation Value	false